UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   Address: 1111 Broadway, Suite 1400
           Oakland, CA 94607
           -----------------------------------------------------

Form 13F File Number: 28-224
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Marie Berggren
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                    Oakland, CA                     10/25/2006
------------------                    -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           32
                                         -----------
Form 13F Information Table Value Total:  $23,121,862
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AT+T INC                       COM              00206R102  1268212   38950          Sole                X      0    0
AIR PRODS + CHEMS INC          COM              009158106   676974   10200          Sole                X      0    0
AMERICAN INTL GROUP INC        COM              026874107  1242375   18750          Sole                X      0    0
ANADARKO PETE CORP             COM              032511107   201706    4602          Sole                X      0    0
CELGENE CORP                   COM              151020104   301888    6972          Sole                X      0    0
COCA COLA CO                   COM              191216100   402120    9000          Sole                X      0    0
CYTYC CORP                     COM              232946103   316012   12909          Sole                X      0    0
EON COMMUNICATIONS CORP        COM              268763109    59567   45821          Sole                X      0    0
EQUITY OFFICE PPTYS TR         COM              294741103  2817791   70870          Sole                X      0    0
EQUITY RESIDENTIAL             SH BEN INT       29476L107  1011600   20000          Sole                X      0    0
EXXON MOBIL CORP               COM              30231G102  2254560   33600          Sole                X      0    0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204   560781    7167          Sole                X      0    0
FOUNDATION COAL HLDGS INC      COM              35039W100   825823   25512          Sole                X      0    0
GANNETT INC                    COM              364730101   522836    9200          Sole                X      0    0
GENERAL ELEC CO                COM              369604103  1397880   39600          Sole                X      0    0
JUNIPER NETWORKS INC           COM              48203R104   460305   26638          Sole                X      0    0
LAUDER ESTEE COS INC           CL A             518439104   673511   16700          Sole                X      0    0
MCGRAW HILL COS INC            COM              580645109   348180    6000          Sole                X      0    0
MERCK + CO INC                 COM              589331107   905040   21600          Sole                X      0    0
MIDCAP SPDR TR                 UNIT SER 1       595635103   772240    5600          Sole                X      0    0
                               STANDARD +
                               POORS
NUVASIVE INC                   COM              670704105   504681   25096          Sole                X      0    0
QUICKLOGIC CORP                CDT COM          74837P108   208113   58789          Sole                X      0    0
RENOVIS INC                    COM              759885106   172853   12562          Sole                X      0    0
SOLEXA INC                     COM              83420X105   960560  108907          Sole                X      0    0
SOMAXON PHARMACEUTICALS INC                     834453102   210821   17126          Sole                X      0    0
SYMYX TECHNOLOGIES INC         COM              87155S108   284306   13417          Sole                X      0    0
TEXAS INSTRS INC               COM              882508104   216125    6500          Sole                X      0    0
VA SOFTWARE CORP               COM              91819B105   595165  148051          Sole                X      0    0
VERIZON COMMUNICATIONS         COM USD 500      92343V104   658501   17735          Sole                X      0    0
WACHOVIA CORP 2ND NEW          COM              929903102   245520    4400          Sole                X      0    0
WELLS FARGO + CO NEW           COM              949746101   622296   17200          Sole                X      0    0
WYETH                          COM              983024100  1423520   28000          Sole                X      0    0